Financial Instruments - Schedule of Changes in Allowance for Doubtful Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of the year	¥ 5,878	¥ 5,854
Increase during the year	1,776	1,529
Decrease during the year	(696)	(1,513)
Other	183	7
Balance at end of the year	¥ 7,142	¥ 5,878